Other non-current assets	12 Months Ended
Dec. 31, 2012
Other non-current assets
Other non-current assets

Note 9—Other non-current assets

        "Other non-current assets" consisted of the following:

	December 31,
($ in millions)	2012	2011
Pledged financial assets	288	286
Investments	57	143
Derivatives (including embedded derivatives) (see Note 5)	144	105
Restricted cash	80	103
Loans granted (see Note 6)	58	52
Other	149	115

Total	776	804

        The Company entered into tax-advantaged leasing transactions with U.S. investors prior to 1999. Cash deposits and held-to-maturity marketable securities (representing prepaid rents relating to these transactions) are reflected as "Pledged financial assets" in the table above, with an offsetting non-current deposit liability, which is included in "Other non-current liabilities" (see Note 13). Net gains on these transactions are being recognized over the lease terms, which expire by 2021.

        "Investments" represents mainly non equity-accounted investments in companies. Such shares and other equity investments are carried at cost or, where the investee is listed on a stock exchange, at fair value.

        "Restricted cash" at December 31, 2012 and 2011, included cash set aside in a restricted bank account in connection with a capital reduction in two of the Company's subsidiaries in order to meet certain future obligations existing on the date of the capital reduction. As such obligations are met, the amount of the restricted cash is correspondingly reduced. The remaining balances at December 31, 2012 and 2011, contained individually insignificant amounts of restricted cash.

        "Loans granted" in the table above primarily represents financing arrangements provided to customers (relating to products manufactured by the Company) and are reported in the balance sheet at outstanding principal amount less any write-offs or allowance for uncollectible loans. The Company determines the loan losses based on historical experience and ongoing credit evaluation of the borrower's financial position. At December 31, 2012 and 2011, the doubtful debt allowance on loans granted was not significant. The change in such allowance during 2012 and 2011 was also not significant.